Allowance For Loan Losses (Schedule Of Aging Analysis Of Accruing And Non-Accruing Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 2,626,094	$ 2,564,342
30 - 59 days past due	7,734	10,453
60 - 89 days past due	1,239	1,071
Over 90 days past due	423	436
Impaired Financing Receivable, Recorded Investment, Past Due	1,270	7,534
Non-accrual	15,306	22,361
Loans, Total	2,652,066	2,606,197
Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,286,306	1,196,000
30 - 59 days past due	4,949	4,965
60 - 89 days past due	758	667
Over 90 days past due	169	231
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	2,394	2,587
Loans, Total	1,294,576	1,204,450
Home equity - junior liens
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	144,788	144,932
30 - 59 days past due	563	880
60 - 89 days past due	155	0
Over 90 days past due	30	42
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	68	236
Loans, Total	145,604	146,090
Commercial And Industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	131,073	146,268
30 - 59 days past due	243	0
60 - 89 days past due	0	80
Over 90 days past due	210	0
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	1,115	1,954
Loans, Total	132,641	148,302
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,022,158	1,028,108
30 - 59 days past due	1,371	3,440
60 - 89 days past due	210	273
Over 90 days past due	0	109
Impaired Financing Receivable, Recorded Investment, Past Due	1,270	7,534
Non-accrual	11,729	17,584
Loans, Total	1,036,738	1,057,048
Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	39,286	45,523
30 - 59 days past due	291	794
60 - 89 days past due	114	36
Over 90 days past due	14	49
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	0	0
Loans, Total	39,705	46,402
DDA Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	2,483	3,511
30 - 59 days past due	317	374
60 - 89 days past due	2	15
Over 90 days past due	0	5
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	0	0
Loans, Total	2,802	3,905
Originated Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	2,376,849	2,255,141
30 - 59 days past due	5,811	6,217
60 - 89 days past due	993	517
Over 90 days past due	410	282
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	9,735	15,317
Loans, Total	2,393,798	2,277,474
Originated Loans | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,200,177	1,096,911
30 - 59 days past due	4,235	4,123
60 - 89 days past due	758	495
Over 90 days past due	169	231
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	2,259	1,905
Loans, Total	1,207,598	1,103,665
Originated Loans | Home equity - junior liens
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	142,624	141,967
30 - 59 days past due	561	880
60 - 89 days past due	155	0
Over 90 days past due	30	42
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	68	236
Loans, Total	143,438	143,125
Originated Loans | Commercial And Industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	120,950	128,015
30 - 59 days past due	100	0
60 - 89 days past due	0	0
Over 90 days past due	210	0
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	78	79
Loans, Total	121,338	128,094
Originated Loans | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	877,437	852,090
30 - 59 days past due	479	668
60 - 89 days past due	0	0
Over 90 days past due	0	0
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	7,330	13,097
Loans, Total	885,246	865,855
Originated Loans | Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	33,178	32,647
30 - 59 days past due	119	172
60 - 89 days past due	78	7
Over 90 days past due	1	4
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	0	0
Loans, Total	33,376	32,830
Originated Loans | DDA Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	2,483	3,511
30 - 59 days past due	317	374
60 - 89 days past due	2	15
Over 90 days past due	0	5
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	0	0
Loans, Total	2,802	3,905
Acquired Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	249,245	309,201
30 - 59 days past due	1,923	4,236
60 - 89 days past due	246	554
Over 90 days past due	13	154
Impaired Financing Receivable, Recorded Investment, Past Due	1,270	7,534
Non-accrual	5,571	7,044
Loans, Total	258,268	328,723
Acquired Loans | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	86,129	99,089
30 - 59 days past due	714	842
60 - 89 days past due	0	172
Over 90 days past due	0	0
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	135	682
Loans, Total	86,978	100,785
Acquired Loans | Home equity - junior liens
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	2,164	2,965
30 - 59 days past due	2	0
60 - 89 days past due	0	0
Over 90 days past due	0	0
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	0	0
Loans, Total	2,166	2,965
Acquired Loans | Commercial And Industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	10,123	18,253
30 - 59 days past due	143	0
60 - 89 days past due	0	80
Over 90 days past due	0	0
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	1,037	1,875
Loans, Total	11,303	20,208
Acquired Loans | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	144,721	176,018
30 - 59 days past due	892	2,772
60 - 89 days past due	210	273
Over 90 days past due	0	109
Impaired Financing Receivable, Recorded Investment, Past Due	1,270	7,534
Non-accrual	4,399	4,487
Loans, Total	151,492	191,193
Acquired Loans | Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	6,108	12,876
30 - 59 days past due	172	622
60 - 89 days past due	36	29
Over 90 days past due	13	45
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	0	0
Loans, Total	6,329	13,572
Acquired Loans | DDA Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current		0
30 - 59 days past due	0	0
60 - 89 days past due	0	0
Over 90 days past due	0	0
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	0	0
Loans, Total	$ 0	$ 0